Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital expenditure
Contracted for Operating leases	$ 44.5	$ 46.2
Within one year [member]
Capital expenditure
Operating lease commitment	66.6	42.5
Later than one and not later than five years [member]
Capital expenditure
Operating lease commitment	257.9	229.9
Later than five years [member]
Capital expenditure
Operating lease commitment	$ 448.0	$ 277.3